Note 15 - Mezzanine Equity and Stockholders' Equity (Deficiency) (Details Textual) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Apr. 15, 2022 shares	Feb. 18, 2022 USD ($)	Jul. 01, 2021 USD ($) $ / shares shares	Feb. 11, 2021 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 17, 2022 USD ($)	Jul. 26, 2021 $ / shares shares	Dec. 24, 2020 USD ($)
Common Stock, Shares Authorized (in shares)					1,000,000,000	1,000,000,000	1,000,000,000			1,000,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares, Issued (in shares)					186,788,000	185,277,588	181,821,767
Common Stock, Shares, Outstanding, Ending Balance (in shares)					186,788,000	185,277,588	181,821,767			180,272,638
Business Combination, Share Exchange Ratio			8.69144
Number of Shares Subject to Vesting Provision (in shares)			2,916,700		0	0
Class of Warrant or Right, Outstanding (in shares)										17,905,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares										$ 11.50
Preferred Stock, Shares Authorized (in shares)							20,000,000			20,000,000
Preferred Stock, Shares Outstanding (in shares)							0
Preferred Stock, Shares Issued (in shares)							0
Preferred Stock, Liquidation Preference, Value | $								$ 403,400
Dividends, Preferred Stock | $							$ 0	$ 0
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total | $					$ 14,057	$ 14,007	5,210				$ 7,500
Redeemable Noncontrolling Interest, Increase from Contribution by Noncontrolling Interest | $				$ 800
I-Access Solutions Pte. Ltd. [Member]
Business Combination, Consideration Transferred, Total | $		$ 7,100
I-Access Solutions Pte. Ltd. [Member] | EduTech Common Shares [Member]
Stock Issued for Acquisitions, No Longer Contingent and Reclassified to Mezzanine Equity (in shares)	292,440
Business Acquisition, Shares Held in Escrow, No Longer Contingent and Reclassified to Mezzanine Equity (in shares)	30,252
AvePoint EduTech PTE. LTD. [Member] | I-Access Solutions Pte. Ltd. [Member]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business Combination, Consideration Transferred, Total | $		$ 7,100
Business Acquisition, Conditional Option to Repurchase Shares | $		$ 5,900
Business Acquisition, Conditional Option to Repurchase Shares, Period (Month)		24 months
AvePoint EduTech PTE. LTD. [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total | $						$ 14,007	$ 5,210
Noncontrolling Interest, Ownership Percentage by Parent				76.09%		73.82%	76.09%				77.78%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				23.91%							22.22%
AvePoint EduTech PTE. LTD. [Member] | AEPL PTE. LTD. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						23.20%	23.91%
AvePoint EduTech PTE. LTD. [Member] | I-Access Solutions Pte. Ltd. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						2.98%
Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount | $									$ 150,000
Treasury Stock, Shares, Acquired (in shares)					424,876	4,046,186
Shares Acquired, Average Cost Per Share (in dollars per share) | $ / shares					$ 4.2635	$ 4.92
Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)						42,000,592	42,000,592	42,000,592
Preferred Stock, Shares Outstanding (in shares)								42,000,592
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares								$ 0.0001
Preferred Stock, Shares Issued (in shares)								42,000,592
Public Warrant [Member]
Class of Warrant or Right, Outstanding (in shares)			17,500,000		17,500,000	17,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 11.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)			1
Warrants and Rights Outstanding, Term (Year)			5 years
Warrants and Rights Outstanding | $			$ 59,300